6. Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Note 6. Leases

The Company adopted ASU No. 2016-02 (Leases) on January 1, 2019 with no required adjustment to prior periods presented or cumulative-effect adjustment to retained earnings. The Company has operating and finance leases for some of its bank premises, with remaining lease terms of one year to seven years. Some of the operating leases have options to renew, which are reflected in the seven years. The Company’s operating lease right-of-use assets and finance lease assets are included in “Bank premises and equipment, net” in the consolidated balance sheet and operating lease liabilities and finance lease liabilities are included in other liabilities in the consolidated balance sheet.

The components of lease expense for the periods presented were as follows:

Years Ended December 31,	2019	2018

Operating lease cost	$255,475	$230,888

Finance lease cost:
Amortization of right-of-use assets	$70,667	$70,667
Interest on lease liabilities	16,705	26,399
Variable rent expense	33,940	33,940
Total finance lease cost	$121,312	$131,006

Total rental expense not associated with operating lease costs above amounted to $16,601 and $16,924 for the years ended December 31, 2019 and 2018, respectively.

Supplemental cash flow information related to right-of-use assets and for lease obligations recorded upon adoption of ASU No. 2016-02 (Note 1) was as follows:

Year Ended December 31,	2019

Operating Leases	$1,455,829

Supplemental balance sheet information related to leases was as follows:

December 31,	2019	2018

Operating Leases
Operating lease right-of-use assets	$1,254,384	$0

Operating lease liabilities	$1,263,173	$0

Finance Leases
Finance lease right-of-use assets	$124,347	$213,679

Finance lease liabilities	$99,823	$266,747

December 31,	2019	2018

Weighted Average Remaining Lease Term
Operating Leases	4.4 Years	5.9 Years
Finance Leases	1.5 Years	2.0 Years

Weighted Average Discount Rate
Operating Leases	1.28%	N/A
Finance Leases	7.50%	7.86%

Operating lease obligations

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2026, with options to renew. Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2019 for each of the next five years and in aggregate are:

2020	$257,039
2021	210,350
2022	207,380
2023	210,232
2024	186,448
Subsequent to 2024	249,424
Total	$1,320,873

Finance lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2019:

2020	$67,060
2021	39,119
Total minimum lease payments	106,179
Less amount representing interest	(6,356)
Present value of net minimum lease payments	$99,823

A reconciliation of the undiscounted cash flows in the maturity analysis above and the lease liability recognized in the consolidated balance sheet as of December 31, 2019, is shown below:

	Operating Leases	Finance Leases

Undiscounted cash flows	$1,320,873	$106,179
Discount effect of cash flows	(57,700)	(6,356)
Lease liabilities	$1,263,173	$99,823